PERSONNEL (Tables)	12 Months Ended
Dec. 31, 2023
Number and average number of employees [abstract]
Summary of Average Number of Employees
The average number of employees, including executive and non-executive directors, during the year was as follows:

	Year ended December 31,
	2023	2022	2021
Executive director	1	1	1
Non-executive directors	6	6	6
Sales and marketing employees	284	191	96
Technology employees	105	91	58
General and administrative employees	55	57	25
	451	346	186